Non-controlling interests	12 Months Ended
Dec. 31, 2019
Non-controlling interests [Abstract]
Non-controlling interests

27.   Non-controlling interests

"Non-controlling interests" refer to the net equity value attributable to equity instruments that do not belong, directly or indirectly, to the Bank, including the portion of the annual profit attributed to the subsidiaries.

a) Breakdown

The detail, by company, of the balance of “Equity - Non-controlling interests” is as follows:

Thousand of reais	2019	2018	2017

Santander Leasing S.A. Arrendamento Mercantil	447	447	395
Getnet S.A.	-	249,007	206,105
Olé Consignado S.A.	271,078	116,967	82,432
Banco PSA Finance Brasil S.A.	131,222	155,399	147,295
Banco Hyundai Capital	7,245	7,015	-
Rojo Entretenimento S.A.	148,589	-	-
Return Capital Serviços de Recuperação de Créditos S.A. (Current name of Ipanema Empreendimentos e Participações Ltda.)	-	1,155	667
Total	558,581	529,990	436,894

Thousand of reais	2019	2018	2017

Profit attributable to non-controlling interests	224,518	213,300	213,984
Of which:
Santander Leasing S.A. Arrendamento Mercantil	3	25	48
Getnet S.A.	3,962	55,518	48,842
Olé Consignado S.A.	199,332	138,527	53,286
Santander Serviços Técnicos, Administrativos e de Corretagem de Seguros	-	-	92,365
BW Guirapá S.A.	-	-	(776)
Banco PSA Finance Brasil S.A.	15,887	17,914	19,884
Rojo Entretenimento S.A.	230	166	-
Banco Hyundai Capital	2,520	-	-
Return Capital Serviços de Recuperação de Créditos S.A. (Current name of Ipanema Empreendimentos e Participações Ltda.)	2,584	1,150	335

b) Changes

The changes in the balance of “Non-controlling interests” are summarized as follows:

Thousand of reais	2019	2018	2017

Balance at beginning of year	529,990	436,894	725,504
Additions / disposals (net) due to change in the scope of consolidation (1) (2)	51,073	6,849	(660,230)
Incorporation / Acquisition (4)	-	-	296,184
Dividends paid / Interest on Capital	(92,734)	(60,936)	(133,641)
Capital increase (3)	100,000	48,000	-
Profit attributable to non-controlling interests	224,518	213,300	213,984
Transition Adjustments to the amendments to the IAS 19	-	-	(1,790)
Update PUT Olé Consignado S.A.	(240,000)	(106,440)	-
Others	(14,266)	(7,677)	(3,117)
Balance at end of year	558,581	529,990	436,894

(1)   In 2017, it mainly refers to the participation of non-controlling shareholders of BW Guirapá. In 2019, it refers mainly to Banco Hyundai Capital, which was consolidated using the equity method.

(2)   In 2017, it mainly refers to the balance of non-controlling interests of Santander Corretora de Seguros.Increase in the share capital of Olé Consignado.

(3)   In 2019 and 2018, it refers to the capital increase of Olé Consignado.

(4)   In 2017, it mainly refers to the balance of non-controlling interests of Santander Corretora de Seguros, before the merger events (Note 3).